Summary of Weighted-Average Units Outstanding (Detail)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Class A
Weighted-average Units outstanding
Weighted Average General Partnership Units Outstanding	13,467,223	13,467,223	13,467,223
Class A | Aviv Healthcare Properties Limited Partnership and Subsidiaries
Weighted-average Units outstanding
Weighted Average General Partnership Units Outstanding	13,467,223	13,467,223	13,467,223
Class B
Weighted-average Units outstanding
Weighted Average General Partnership Units Outstanding	4,523,145	4,523,145	4,523,145
Class B | Aviv Healthcare Properties Limited Partnership and Subsidiaries
Weighted-average Units outstanding
Weighted Average General Partnership Units Outstanding	4,523,145	4,523,145	4,523,145
Class C
Weighted-average Units outstanding
Weighted Average General Partnership Units Outstanding	2	2	2
Class C | Aviv Healthcare Properties Limited Partnership and Subsidiaries
Weighted-average Units outstanding
Weighted Average General Partnership Units Outstanding	2	2	2
Class D
Weighted-average Units outstanding
Weighted Average General Partnership Units Outstanding	8,050	8,050	7,386
Class D | Aviv Healthcare Properties Limited Partnership and Subsidiaries
Weighted-average Units outstanding
Weighted Average General Partnership Units Outstanding	8,050	8,050	7,386
Class E
Weighted-average Units outstanding
Weighted Average General Partnership Units Outstanding			5,342,489
Class E | Aviv Healthcare Properties Limited Partnership and Subsidiaries
Weighted-average Units outstanding
Weighted Average General Partnership Units Outstanding			5,342,489
Class F
Weighted-average Units outstanding
Weighted Average General Partnership Units Outstanding	2,684,900	2,684,900	4,597,432
Class F | Aviv Healthcare Properties Limited Partnership and Subsidiaries
Weighted-average Units outstanding
Weighted Average General Partnership Units Outstanding	2,684,900	2,684,900	4,597,432
Class G
Weighted-average Units outstanding
Weighted Average General Partnership Units Outstanding	20,019,054	14,495,018	3,944,455
Class G | Aviv Healthcare Properties Limited Partnership and Subsidiaries
Weighted-average Units outstanding
Weighted Average General Partnership Units Outstanding	20,019,054	14,495,018	3,944,455